Lease - Schedule of changes in right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Right-of-use assets
Right-of-use assets at beginning of period			$ 4,273	$ 4,308
Acquisitions			1,317
Depreciation	$ (483)	$ (293)	(973)	(576)
Translation differences			(151)	214
Right-of-use assets at end of period	4,466	3,946	4,466	3,946
Lease liabilities
Lease liabilities at beginning of period			4,753	4,673
Acquisitions			1,434
Interest expense relating to lease liabilities			158	118
Payments of lease liabilities			(1,149)	(665)
Translation differences			(187)	214
Lease liabilities at end of period	$ 5,009	$ 4,340	$ 5,009	$ 4,340